Business combination - Intangible Assets Acquired (Details) - Digital Clues LTD $ in Thousands	Nov. 11, 2021 USD ($)
Business Acquisition [Line Items]
Intangible assets acquired	$ 3,524
Core technology
Business Acquisition [Line Items]
Intangible assets acquired	$ 3,347
Useful Life	7 years
Customer relationship
Business Acquisition [Line Items]
Intangible assets acquired	$ 177
Useful Life	10 years